SHAREHOLDERS' EQUITY (Details) (USD $)	0 Months Ended		3 Months Ended									9 Months Ended		12 Months Ended
	May 14, 2013	May 14, 2012	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss			$ (4,009,477)	$ (4,712,000)	$ (3,951,687)	$ (4,004,000)	$ 6,351,000	$ 4,150,000	$ 1,112,000	$ (1,974,000)	$ 12,384,000	$ (3,761,777)	$ (1,604,244)	$ (6,316,041)	$ 15,671,879	$ 10,833,215
Denominator:
Basic - weighted average common shares outstanding			21,957,167		21,832,831							21,956,804	21,805,692	21,841,582	21,513,638	21,215,800
Effect of Dilutive Securities:
Stock options															384,738	332,601
Diluted - weighted average common shares outstanding			21,957,167		21,832,831							21,956,804	21,805,692	21,841,582	21,898,376	21,548,401
Basic EPS (in dollars per share)			$ (0.18)	$ (0.21)	$ (0.18)	$ (0.18)	$ 0.29	$ 0.19	$ 0.05	$ (0.09)	$ 0.58	$ (0.17)	$ (0.07)	$ (0.29)	$ 0.73	$ 0.51
Diluted EPS (in dollars per share)			$ (0.18)	$ (0.21)	$ (0.18)	$ (0.18)	$ 0.29	$ 0.19	$ 0.05	$ (0.09)	$ 0.57	$ (0.17)	$ (0.07)	$ (0.29)	$ 0.72	$ 0.50
Other disclosures
Outstanding options that were not included in the diluted calculation because their effect would be anti-dilutive (in shares)														35,373	44,370
Percentage of dividend paid on common stock	5.00%	5.00%										0.00%		5.00%	5.00%